UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 11/09/2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:       $107,353


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      301    10549 SH       SOLE                    10549        0        0
American Express Co            COM              025816109     2563    57075 SH       DEFINED                 56130        0      945
Amgen Inc                      COM              031162100     2596    47228 SH       DEFINED                 46488        0      740
ArcelorMittal                  COM              03938L104      980    61585 SH       DEFINED                 60485        0     1100
Automatic Data Processing Inc  COM              053015103     4693    99529 SH       DEFINED                 97629        0     1900
Avery Dennison Corp            COM              053611109     1540    61396 SH       DEFINED                 61246        0      150
BP P.L.C. Spons ADR            COM              055622104      251     6958 SH       SOLE                     6958        0        0
Bristol-Myers Squibb Co        COM              110122108      559    17800 SH       SOLE                    17800        0        0
Capital One Finl Corp          COM              14040H105     1241    31304 SH       DEFINED                 30884        0      420
Carnival Corp                  COM              143658300     1844    60858 SH       DEFINED                 59873        0      985
Chevron Corp New               COM              166764100     1123    12127 SH       DEFINED                 10981        0     1146
Devon Energy Corp              COM              25179M103     2455    44278 SH       DEFINED                 43047        0     1231
Disney Walt Co.                COM              254687106     2918    96766 SH       DEFINED                 95181        0     1585
EMC Corporation                COM              268648102     2604   124053 SH       DEFINED                122518        0     1535
Ecolab Inc                     COM              278865100     2782    56910 SH       DEFINED                 55925        0      985
Edison International           COM              281020107      206     5397 SH       SOLE                     5397        0        0
Electronic Arts                COM              285512109      450    22005 SH       SOLE                    22005        0        0
Exxon Mobil Corp               COM              30231G102     4245    58441 SH       SOLE                    58441        0        0
General Electric Co            COM              369604103     2503   164470 SH       DEFINED                164255        0      215
Hewlett-Packard Co             COM              428236103     2088    93025 SH       DEFINED                 91450        0     1575
Intl Business Machines         COM              459200101     6749    38595 SH       DEFINED                 38045        0      550
JP Morgan Chase & Co           COM              46625H100     2153    71486 SH       DEFINED                 70301        0     1185
Jacobs Engineering             COM              469814107     1696    52515 SH       DEFINED                 51625        0      890
Johnson & Johnson              COM              478160104     4483    70391 SH       DEFINED                 69726        0      665
Life Technologies              COM              53217V109      743    19340 SH       DEFINED                 19020        0      320
McDonalds Corp                 COM              580135101      496     5650 SH       SOLE                     5650        0        0
Microsoft Corp                 COM              594918104     4100   164714 SH       DEFINED                161964        0     2750
Nordstrom Inc                  COM              655664100     2872    62873 SH       DEFINED                 61598        0     1275
Omnicom Group                  COM              681919106     3917   106337 SH       DEFINED                104617        0     1720
PPG Industries                 COM              693506107      213     3012 SH       SOLE                     3012        0        0
Pepsico Inc                    COM              713448108     4689    75754 SH       DEFINED                 74744        0     1010
Pfizer Inc                     COM              717081103     1519    85917 SH       SOLE                    85917        0        0
Precision Castparts Corp       COM              740189105     2749    17680 SH       DEFINED                 17370        0      310
T Rowe Price Group Inc         COM              74144T108     1801    37695 SH       DEFINED                 37015        0      680
Procter & Gamble Company       COM              742718109     6126    96968 SH       DEFINED                 95723        0     1245
Qualcomm Inc.                  COM              747525103      628    12910 SH       SOLE                    12910        0        0
Raytheon Co                    COM              755111507      375     9174 SH       SOLE                     9174        0        0
SVB Financial Group            COM              78486Q101      884    23895 SH       DEFINED                 23525        0      370
Sara Lee Corp                  COM              803111103      255    15600 SH       SOLE                    15600        0        0
Schlumberger Limited           COM              806857108     4293    71875 SH       DEFINED                 70625        0     1250
Stericycle Inc.                COM              858912108     2584    32010 SH       DEFINED                 31470        0      540
Swift Energy Co                COM              870738101     1490    61203 SH       DEFINED                 59758        0     1445
Teva Pharmaceutical Inds ADR   COM              881624209     2936    78871 SH       DEFINED                 77496        0     1375
Texas Instruments Incorporated COM              882508104      426    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2360    91971 SH       DEFINED                 91005        0      966
Wal Mart Stores Inc            COM              931142103     3480    67049 SH       DEFINED                 65954        0     1095
Walgreen Co.                   COM              931422109     3836   116626 SH       DEFINED                114936        0     1690
Western Union Corp             COM              959802109     1558   101878 SH       DEFINED                 99968        0     1910